Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Preferred Stock Ser A	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2016	$ 868	$ 10	$ 21,089,301	$ (19,672,785)	$ 1,417,394
Beginning balance, Shares at Dec. 31, 2016	8,682,220	101,100
Net Loss				(10,323,992)	(10,323,992)
Stock Based Compensation - Non-employee Shares	$ 25		195,720		195,745
Stock Based Compensation - Non-employee Shares, Shares	250,000
Stock Based Compensation - Options and Warrants			6,824,334		6,824,334
Stock Based Comp. - Employee Shares - Vesting for PY share issuance			1,071,323		1,071,323
Conversion of Series A preferred stock to common stock	$ 25	$ (10)	(15)
Conversion of Series A preferred stock to common stock, Shares	250,250	(101,100)
Stock Based Compensation - reverse amortization, vesting deemed improbable			(1,488,596)		(1,488,596)
Ending balance at Dec. 31, 2017	$ 918		27,692,067	(29,996,777)	(2,303,792)
Ending balance, Shares at Dec. 31, 2017	9,182,470
Net Loss				(1,678,290)	(1,678,290)
Stock Based Compensation - Non-employee Shares			39,791		39,791
Stock Based Compensation - Options and Warrants			39,405		39,405
Stock Based Comp. - Employee Shares - Vesting for PY share issuance			944,300		944,300
Ending balance at Mar. 31, 2018	$ 918		28,715,563	(31,675,067)	(2,958,586)
Ending balance, Shares at Mar. 31, 2018	9,182,470
Beginning balance at Dec. 31, 2017	$ 918		27,692,067	(29,996,777)	(2,303,792)
Beginning balance, Shares at Dec. 31, 2017	9,182,470
Net Loss				(1,678,290)	(2,754,390)
Stock Based Compensation - Non-employee Shares			39,791		39,791
Stock Based Compensation - Options and Warrants			39,405		39,405
Stock Based Comp. - Employee Shares - Vesting for PY share issuance			944,300		944,300
Ending balance at Jun. 30, 2018	$ 918		28,895,970	(32,751,167)	(3,854,279)
Ending balance, Shares at Jun. 30, 2018	9,182,470
Beginning balance at Dec. 31, 2017	$ 918		27,692,067	(29,996,777)	(2,303,792)
Beginning balance, Shares at Dec. 31, 2017	9,182,470
Net Loss				(8,475,313)	(8,475,313)
Stock Based Compensation - Non-employee Shares	$ 25		43,308		43,333
Stock Based Compensation - Non-employee Shares, Shares	250,000
Stock Based Compensation - Options and Warrants			3,758,972		3,758,972
Stock Based Comp. - Employee Shares - Vesting for PY share issuance			944,300		944,300
Common stock issued for cash	$ 400		1,999,600		2,000,000
Common stock issued for cash, Shares	4,000,000
Conversion of 2016 related party convertible notes and accrued interest	$ 618		3,088,087		3,088,705
Conversion of 2016 related party convertible notes and accrued interest, Shares	6,177,411
Conversion of 2017 related party convertible note and accrued interest	$ 403		2,014,967		2,015,370
Conversion of 2017 related party convertible note and accrued interest, Shares	4,030,740
Ending balance at Dec. 31, 2018	$ 2,364		39,541,301	(38,472,090)	1,071,575
Ending balance, Shares at Dec. 31, 2018	23,640,621
Beginning balance at Mar. 31, 2018	$ 918		28,715,563	(31,675,067)	(2,958,586)
Beginning balance, Shares at Mar. 31, 2018	9,182,470
Net Loss				(1,076,100)	(1,076,100)
Stock Based Compensation - Non-employee Shares			(17,291)		(17,291)
Stock Based Compensation - Options and Warrants			197,698		197,698
Ending balance at Jun. 30, 2018	$ 918		28,895,970	(32,751,167)	(3,854,279)
Ending balance, Shares at Jun. 30, 2018	9,182,470
Beginning balance at Dec. 31, 2018	$ 2,364		39,541,301	(38,472,090)	1,071,575
Beginning balance, Shares at Dec. 31, 2018	23,640,621
Net Loss				(1,103,174)	(1,103,174)
Stock Based Compensation - Non-employee Shares			72,500		72,500
Stock Based Compensation - Options and Warrants			15,705		15,705
Stock Based Comp. - Employee Shares - Vesting for PY share issuance
Common stock issued for cash	$ 402		1,957,348		1,957,750
Common stock issued for cash, Shares	4,015,500
Ending balance at Mar. 31, 2019	$ 2,766		41,586,854	(39,575,264)	$ 2,014,356
Ending balance, Shares at Mar. 31, 2019	27,656,121
Beginning balance at Dec. 31, 2018	$ 2,364		39,541,301	(38,472,090)	$ 1,071,575
Beginning balance, Shares at Dec. 31, 2018	23,640,621
Net Loss				(1,103,174)	(1,049,360)
Stock Based Compensation - Non-employee Shares			72,500		72,500
Stock Based Compensation - Options and Warrants			15,705		15,705
Common stock issued for cash	$ 402		1,957,348		1,957,750
Common stock issued for cash, Shares	4,015,500
Ending balance at Jun. 30, 2019	$ 2,756		41,612,671	(39,521,450)	2,093,977
Ending balance, Shares at Jun. 30, 2019	27,556,121
Beginning balance at Mar. 31, 2019	$ 2,766		41,586,854	(39,575,264)	$ 2,014,356
Beginning balance, Shares at Mar. 31, 2019	27,656,121
Net Loss				53,814	$ 53,814
Stock Based Compensation - Non-employee Shares			(10,000)		(10,000)
Stock Based Compensation - Options and Warrants			35,807		35,807
Common stock returned	$ (10)		10
Common stock returned, Shares	(100,000)
Ending balance at Jun. 30, 2019	$ 2,756		$ 41,612,671	$ (39,521,450)	$ 2,093,977
Ending balance, Shares at Jun. 30, 2019	27,556,121